INCOME TAX - Schedule of items where deferred tax assets have not been recognized (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX
Deferred tax assets that have not been recognized	$ 208,457,000	$ 248,016,000
Tax losses (Note i)
INCOME TAX
Deferred tax assets that have not been recognized	127,280,000	142,657,000
Unrecognized tax losses subject to expiration	60,558,000	76,034,000
Unrecognized tax losses carried forward indefinitely	66,722,000	66,623,000
Other deductible temporary differences (Note ii)
INCOME TAX
Deferred tax assets that have not been recognized	81,177,000	105,359,000
Temporary differences of impairment loss and leasing transactions	$ 81,177,000	$ 105,359,000